Consolidated Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Cash flow from operating activities
Net income (loss)	$ (591,529)	$ (287,710)	$ 757,381	$ (3,169,525)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization	393,842	405,638	660,784	601,342
Share-based compensation				239,750
Inventories write-down				525,402
Changes in operating assets and liabilities:
Accounts receivables	(127,607)			120,504
Accounts receivables – related parties	1,004,502	(418,932)	(2,068,248)	(253,040)
Advances to vendors - related parties	(192,007)	402,298	426,155	115,433
Advance to vendors	27,364	(218,416)	(10,173)	398,580
Other current assets	(100,380)	53,742		(12,032)
Inventories	(345,422)	(39,282)	(938,790)	(954,075)
Right-of-use assets		(20,920)	(21,057)	101,817
Notes payable	(1,249,585)	55,095	731,649	656,673
Accounts payable	2,115,321	145,592	2,142,552	48,686
Accounts payable - related parties	(749,379)	211,943	438,112	2,971,740
Advances from customers - related parties				(23,312)
Advances from customers	143,867		(330,004)	566,477
Retainage payable	(36,313)	(92,122)	(698,320)	247,429
Other current liabilities	(145,077)	137,446	162,307
Net cash provided by operating activities	147,597	330,733	1,252,348	2,181,849
Cash flow from investing activities
Other receivables - related parties				(128,853)
Loan receivable		(75,325)	(75,817)
Purchase of equipment and factory construction	(2,364,359)	(107,465)	(2,504,738)	(2,374,795)
Purchase of land use right				(225,457)
Net cash used in investing activities	(2,364,359)	(182,790)	(2,580,555)	(2,729,105)
Cash flow from financing activities
Share issuance for cash	399,000			1,090,000
Proceeds from to related parties	94,978	339,132	2,398,588	137,817
New borrowings	4,118,118	96,416	1,981,864	3,511,334
Repayments of borrowings-related parties		(71,257)	(94,468)	(85,453)
Repayments of borrowings	(3,626,600)	(327,449)	(2,380,856)	(3,462,415)
Net cash provided by financing activities	985,496	36,843	1,905,128	1,191,283
Effect of exchange rate changes	(88,504)	(95,660)	70,325	63,998
Increase in cash	(1,319,770)	89,126	647,246	708,025
Cash and restricted cash, beginning	1,363,779	716,533	716,533	8,508
Cash and restricted cash, ending	44,009	805,569	1,363,779	716,533
Supplemental disclosures of cash flow
Interest paid	129,099	96,764	94,572	218,852
Income taxes paid	89,876	3,938	3,861	25,089
Noncash investing and financing activities
Construction in progress additions	$ 17,126,706
Share issuance for debt conversion				$ 1,111,395